PROPERTY, PLANT AND EQUIPMENT (Details 3)	12 Months Ended
Dec. 31, 2024
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	25 years
Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	15 years
Fixtures [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Fittings [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
External Use Assets Commercial Assets [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
External Use Assets Commercial Assets [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years